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ISI     International Strategy & Investment
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FILED VIA EDGAR

December 31, 2009

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:       Total Return U.S. Treasury Fund, Inc.
File Nos. 811-05040; 033-12179
                        Post-Effective Amendment on Form N-1A

Ladies and Gentlemen:

On behalf of Total Return U.S. Treasury Fund, Inc. (the “Fund”), attached for filing is Post-Effective Amendment No. 29 (the “Amendment”) to the Fund’s registration statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940, to be effective 60 days after filing pursuant to Rule 485(a) under the Securities Act of 1933.

The Amendment is being filed to comply with the new “Summary Prospectus” rule and related amendments to Form N-1A.

Please contact the undersigned at 513/587-3403 if you have any questions concerning this filing.

Very truly yours,

/s/ John F. Splain

John F. Splain
Assistant Secretary

P.O. Box 46707   Cincinnati, Ohio 45246-0707   Phone: 1-800-622-2474    Fax: 513-587-3438    www.isifunds.com